Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 365	$ (312)		$ (131)
Realized Foreign Exchange (Gain) Loss	(22)	138		(50)
Total	343	(174)	[1]	(181)	[1]
U.S. Dollar Debt Issued From Canada
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	365	(230)		(194)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 0	$ (82)		$ 63

[1]	See Note 3X for revisions to prior period results.